UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period:  June 30, 2015

Item 1. Schedule of Investments.

Shenkman Floating Rate High Income Fund
Schedule of Investments
June 30, 2015 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS - 81.13%
AEROSPACE & DEFENSE - 2.08%
B/E Aerospace, Inc., 4.00%, 12/16/2021 (a)	$1,991,452	$2,005,512
CPI International, Inc., 4.25%, 11/17/2017 (a)	1,218,159	1,218,921
Sequa Corp., 5.25%, 06/19/2017 (a)	2,632,859	2,321,852
Transdigm Group, Inc., 3.75%, 06/04/2021 (a)	495,000	491,936
		6,038,221

AUTOMOTIVE - 2.41%
ABRA Auto, 4.75%, 09/17/2021 (a)	1,240,625	1,246,828
Affinia Group, Inc., 4.75%, 04/27/2020 (a)	795,421	797,410
Camping World, 5.25%, 02/20/2020 (a)	1,406,494	1,416,459
Federal-Mogul Corp., 4.75%, 04/15/2021 (a)	699,822	693,919
MPG Holdco I, Inc., 3.75%, 10/20/2021 (a)	873,356	873,011
Tower Automotive Holdings USA, LLC, 4.00%, 04/23/2020 (a)	978,230	978,964
Velocity Pooling Vehicle, 5.00%, 05/14/2021 (a)	1,151,870	1,013,646
		7,020,237

BEVERAGE & FOOD - 0.56%
AdvancePierre Foods, Inc., 5.75%, 07/10/2017 (a)	605,914	608,059
Dole Food Co., Inc., 4.50%, 11/01/2018 (a)	886,621	889,112
Performance Food Group, Inc., 6.25%, 11/14/2019 (a)	122,500	123,113
		1,620,284

BUILDING MATERIALS - 1.37%
CPG International, Inc., 4.75%, 09/30/2020 (a)	1,580,429	1,571,539
Headwaters, Inc., 4.50%, 03/11/2022 (a)	1,900,000	1,904,750
Quikrete Holdings, Inc., 4.00%, 09/28/2020 (a)	519,940	520,806
		3,997,095

CHEMICALS - 5.34%
Chemours Co., 3.75%, 05/09/2022 (a)	700,000	698,835
ColourOz MidCo S.à.r.l.
Term Loan B2
4.50%, 09/07/2021 (a)	1,181,974	1,186,223
Term Loan C
4.50%, 09/07/2021 (a)	195,394	196,096
Ennis-Flint
4.25%, 03/31/2021 (a)	913,619	901,628
7.75%, 09/30/2021 (a)	1,016,789	964,679
Ineos US Finance, LLC, 4.25%, 03/11/2022 (a)	398,999	399,648
Kronos Worldwide, Inc., 4.00%, 02/18/2020 (a)	1,218,159	1,220,443
MacDermid, Inc.
4.50%, 06/05/2020 (a)	604,454	606,829
4.75%, 06/05/2020 (a)	1,442,750	1,450,988
Nexeo Solutions, LLC, 5.00%, 09/08/2017 (a)	1,492,327	1,474,136
Orica Chemicals, 7.25%, 01/13/2022 (a)	1,346,625	1,353,358
Orion Engineered Carbons, 5.00%, 07/23/2021 (a)	397,000	398,243
Oxea Finance & CY S.C.A., 8.25%, 07/15/2020 (a)	616,789	582,095
Polymer Group, Inc., 5.25%, 12/19/2019 (a)	2,564,895	2,578,784
Solenis International, LP
4.25%, 07/31/2021 (a)	612,164	610,636
7.75%, 07/29/2022 (a)	925,184	897,720
		15,520,341
CONSUMER PRODUCTS - 1.28%
1-800 Contacts, 4.25%, 01/29/2021 (a)	490,017	489,559
Atrium Innovations, Inc., 4.25%, 02/15/2021 (a)	609,080	592,330
Energizer Holdings, Inc., 3.25%, 05/06/2022 (a)	1,125,000	1,130,147
KIK Custom Products, Inc., 5.50%, 04/29/2019 (a)	1,514,858	1,520,538
		3,732,574

	Principal	Fair
	Amount	Value
ENVIRONMENTAL - 1.81%
ADS Waste Holdings, Inc., 3.75%, 10/09/2019 (a)	$2,639,792	$2,611,743
Waste Industries USA, Inc., 4.25%, 02/02/2022 (a)	1,995,000	2,003,110
Wheelabrator Technologies
Term Loan B
5.00%, 12/17/2021 (a)	524,186	530,733
Term Loan C
5.00%, 12/17/2021 (a)	23,180	23,470
Term Loan 2L
8.25%, 12/19/2022 (a)	100,000	102,334
		5,271,390
FINANCE - INSURANCE - 1.90%
Acrisure, LLC
5.25%, 05/07/2022 (a)	1,351,648	1,349,959
5.25%, 05/08/2022 (a)	148,352	148,166
AssuredPartners Capital, Inc., 5.00%, 04/02/2021 (a)	1,439,569	1,443,175
Hub International Ltd., 4.00%, 10/02/2020 (a)	1,315,285	1,307,479
USI, Inc., 4.25%, 12/27/2019 (a)	1,285,844	1,286,917
		5,535,696

FINANCE - SERVICES - 2.18%
AlixPartners, LLP, 4.00%, 07/10/2020 (a)	1,396,492	1,392,784
Duff & Phelps Corp., 4.50%, 04/23/2020 (a)	704,223	705,325
RCS Capital Corp., 6.50%, 04/29/2019 (a)	1,718,980	1,736,170
Virtu Financial, 5.77%, 11/08/2019 (a)	507,665	510,203
Walter Investment Management Corp., 4.75%, 12/18/2020 (a)	2,117,106	2,005,302
		6,349,784

FOOD & DRUG RETAILERS - 1.22%
Albertson's Holdings, LLC, 5.50%, 08/25/2021 (a)	652,162	656,209
BJ's Warehouse Club, Inc., 4.50%, 09/26/2019 (a)	2,890,782	2,892,401
		3,548,610

FORESTRY & PAPER - 0.53%
NewPage Corp., 9.50%, 02/11/2021 (a)	1,905,869	1,543,278

GAMING - 3.68%
Amaya B.V., 5.00%, 08/02/2021 (a)	2,863,712	2,864,787
American Casino & Entertainment Properties, LLC, 5.00%, 06/24/2022 (a)	1,250,000	1,255,475
Aristocrat Leisure Ltd., 4.75%, 10/20/2021 (a)	2,095,500	2,107,465
Mohegan Tribal Gaming Authority, 5.50%, 11/19/2019 (a)	1,578,698	1,573,149
Scientific Games International, Inc., 6.00%, 10/18/2020 (a)	2,487,488	2,490,746
Station Casinos, LLC, 4.25%, 03/02/2020 (a)	408,943	409,380
		10,701,002

GENERAL INDUSTRIAL MANUFACTURING - 2.27%
Doosan Infracore International, Inc., 4.50%, 05/28/2021 (a)	1,435,266	1,444,236
Filtration Group Corp.
4.25%, 11/20/2020 (a)	493,750	494,755
8.25%, 11/19/2021 (a)	196,403	197,445
Gardner Denver, Inc., 4.25%, 07/30/2020 (a)	2,169,358	2,119,799
North American Lifting (TNT) Holdings, Inc., 5.50%, 11/27/2020 (a)	1,026,558	994,478
WTG Holdings III Corp., 4.75%, 01/15/2021 (a)	1,354,556	1,352,863
		6,603,576

	Principal	Fair
	Amount	Value
HEALTHCARE - 8.81%
Acadia Healthcare, 4.25%, 02/28/2022 (a)	$2,363,125	$2,383,802
Air Medical Group Holdings, Inc., 4.50%, 04/01/2022 (a)	1,000,000	994,585
BSN Medical Luxembourg Holding S.à.r.l., 4.00%, 08/28/2019 (a)	296,806	296,930
Catalent Pharma Solutions, 4.25%, 05/20/2021 (a)	1,326,019	1,329,705
Curo Health Services Holdings, Inc., 6.50%, 02/28/2022 (a)	1,271,813	1,283,742
Endo Financial LLC/Endo Finco, Inc., 3.75%, 09/30/2022 (a)	2,250,000	2,257,920
Healogics, Inc., 5.25%, 07/01/2021 (a)	1,243,734	1,242,963
Mallinckrodt International Finance S.A., 3.50%, 03/19/2021 (a)	688,876	688,139
MultiPlan, Inc., 3.75%, 03/31/2021 (a)	1,810,663	1,802,578
Par Pharmaceutical
4.00%, 09/30/2019 (a)	3,017,722	3,020,952
4.25%, 09/30/2019 (a)	497,500	497,998
Patheon, Inc., 4.25%, 03/11/2021 (a)	3,003,425	2,987,238
Phibro Animal Health Corp., 4.00%, 04/16/2021 (a)	445,500	444,201
Quintiles Transnational Corp., 3.25%, 05/31/2022 (a)	937,973	940,904
RPI Finance Trust, 3.50%, 11/09/2020 (a)	1,777,823	1,782,267
Valeant Pharmaceuticals International, Inc.
2.42%, 10/20/2018 (a)	100,687	100,320
3.50%, 02/13/2019 (a)	340,265	339,892
3.50%, 08/05/2020 (a)	1,424,148	1,420,424
4.00%, 03/11/2022 (a)	1,795,500	1,795,401
		25,609,961
HOTELS - 0.14%
Extended Stay America Trust, 5.00%, 06/24/2019 (a)	390,893	398,711

LEISURE & ENTERTAINMENT - 1.19%
CDS U.S. Intermediate Holdings, Inc., 5.00%, 06/25/2022 (a)	1,000,000	1,001,250
Formula One Group, 4.75%, 07/30/2021 (a)	2,466,427	2,455,636
		3,456,886

MEDIA - BROADCAST - 3.10%
Cumulus Media Holdings, Inc., 4.25%, 12/23/2020 (a)	1,884,370	1,794,862
Hubbard Radio, LLC, 4.25%, 05/20/2022 (a)	1,479,167	1,479,633
Ion Media Networks, Inc., 4.75%, 12/18/2020 (a)	1,613,220	1,619,270
Media General, Inc., 4.25%, 07/31/2020 (a)	391,270	391,759
Mission Broadcasting, Inc., 3.75%, 10/01/2020 (a)	678,064	678,349
Nexstar Broadcasting, Inc., 3.75%, 10/01/2020 (a)	768,935	769,258
Univision Communications, Inc., 4.00%, 03/01/2020 (a)	2,293,413	2,278,666
		9,011,797

MEDIA - CABLE - 2.85%
Block Communications, Inc., 4.25%, 11/05/2021 (a)	1,488,750	1,497,132
MCC Iowa, LLC, 3.25%, 01/29/2021 (a)	588,000	583,590
The Weather Channel Corp., 7.00%, 06/26/2020 (a)	750,000	701,876
TWCC Holding Corp., 5.75%, 02/13/2020 (a)	977,610	966,915
WideOpenWest Finance, LLC, 4.50%, 04/01/2019 (a)	1,830,680	1,830,551
Ziggo B.V.
Term Loan B1
3.25%, 01/15/2022 (a)	1,009,966	999,740
Term Loan 1L
3.50%, 01/15/2022 (a)	1,070,401	1,059,563
Term Loan B2
3.25%, 01/15/2022 (a)	650,841	644,251
		8,283,618
MEDIA DIVERSIFIED & SERVICES - 3.54%
Catalina Marketing Corp.
4.50%, 04/09/2021 (a)	1,052,870	934,422
7.75%, 04/11/2022 (a)	712,592	529,456
IMG Worldwide, Inc.
5.25%, 05/06/2021 (a)	2,237,234	2,237,513
8.25%, 05/06/2022 (a)	970,987	949,946
Learfield Communications, Inc., 4.50%, 10/09/2020 (a)	1,822,705	1,824,984
Tribune Media Co., 3.75%, 12/27/2020 (a)	1,500,000	1,502,813
Warner Music Group, 3.75%, 07/01/2020 (a)	2,353,924	2,324,323
		10,303,457

	Principal	Fair
	Amount	Value
METALS & MINING EXCLUDING STEEL - 1.57%
FMG Resources, 3.75%, 06/28/2019 (a)	$777,618	$692,434
Murray Energy Corp., 7.50%, 04/09/2020 (a)	1,300,000	1,208,792
Novelis, Inc., 4.00%, 05/27/2022 (a)	1,250,000	1,246,288
Westmoreland Coal Co., 7.50%, 12/16/2020 (a)	1,457,820	1,429,574
		4,577,088

NON-FOOD & DRUG RETAILERS - 4.06%
ABG Intermediate Holdings, 5.50%, 05/27/2021 (a)	1,014,867	1,015,289
ABG Intermediate Holdings 2, LLC, 5.50%, 05/27/2021 (a)	194,254	194,335
J. Crew Group, Inc., 4.00%, 03/05/2021 (a)	956,163	826,814
Jo-Ann Stores, Inc., 4.00%, 03/16/2018 (a)	1,455,915	1,415,877
LA Fitness International, LLC, 5.50%, 07/01/2020 (a)	618,517	595,904
Leslie's Poolmart, Inc., 4.25%, 10/16/2019 (a)	777,856	779,796
Men's Wearhouse, Inc., 5.00%, 06/18/2021 (a)	700,000	706,706
Michaels Stores, Inc., 4.00%, 01/28/2020 (a)	297,750	298,588
National Vision, Inc., 4.00%, 03/12/2021 (a)	711,423	698,379
Neiman Marcus Group, Inc., 4.25%, 10/23/2020 (a)	1,915,206	1,906,606
PetSmart, Inc., 4.25%, 03/11/2022 (a)	2,500,000	2,498,124
Staples, Inc., 3.50%, 02/28/2022 (a)	875,000	874,773
		11,811,191
OIL & GAS - 2.78%
American Energy - Marcellus, LLC
5.25%, 08/04/2020 (a)	694,082	542,689
8.50%, 08/04/2021 (a)	1,204,382	666,426
Callon Petroleum Co., 8.50%, 10/07/2021 (a)	770,987	768,338
Drillships Ocean Ventures, Inc., 5.50%, 07/26/2021 (a)	1,224,327	1,046,800
Fieldwood Energy, LLC, 8.38%, 09/30/2020 (a)	1,245,760	959,821
Floatel Delaware, LLC, 6.00%, 06/29/2020 (a)	1,883,949	1,498,522
HGIM Corp., 5.50%, 06/18/2020 (a)	1,530,810	1,242,413
Pacific Drilling S.A., 4.50%, 06/03/2018 (a)	1,122,626	907,924
Seadrill Partners, LLC, 4.00%, 02/21/2021 (a)	607,538	461,540
		8,094,473

PACKAGING - 2.22%
BWAY Intermediate Co., Inc., 5.50%, 08/14/2020 (a)	160,000	160,466
Exopack Holding Corp., 4.50%, 5/8/2019 (a)	1,279,473	1,284,002
Husky Injection Molding Systems Ltd., 4.25%, 06/30/2021 (a)	910,005	906,975
Mauser U.S. Holdings, Inc.
4.50%, 07/31/2021 (a)	612,164	611,974
8.25%, 07/29/2022 (a)(b)	866,789	864,896
Onex Wizard Acquisition Co. I S.à.r.l., 4.25%, 01/29/2022 (a)	1,995,000	1,996,745
Pregis Corp., 4.50%, 05/20/2021 (a)	247,480	247,687
Signode Industrial Group Lux S.A., 3.75%, 04/30/2021 (a)	394,444	390,500
		6,463,245

PRINTING & PUBLISHING - 1.29%
Harland Clarke Holdings Corp., 6.00%, 08/02/2019 (a)	385,000	386,503
McGraw Hill Global Education Holdings, LLC, 4.75%, 03/22/2019 (a)	725,136	728,838
Quad/Graphics, Inc., 4.25%, 04/28/2021 (a)	1,006,622	1,007,880
Time, Inc., 4.25%, 04/26/2021 (a)	247,500	247,809
Tribune Publishing Co., 5.75%, 08/04/2021 (a)	1,384,756	1,386,487
		3,757,517

RESTAURANTS - 0.31%
Burger King Corp., 3.75%, 12/10/2021 (a)	895,827	896,261

STEEL PRODUCERS & PRODUCTS - 0.25%
MRC Global, 5.00%, 11/08/2019 (a)	718,142	713,804

	Principal	Fair
	Amount	Value
SUPPORT - SERVICES - 9.82%
Access CIG, LLC, 6.00%, 10/18/2021 (a)	$1,243,751	$1,249,970
Advantage Sales & Marketing, Inc., 4.25%, 07/23/2021 (a)	1,603,940	1,598,928
Allied Security Holdings, LLC, 4.25%, 02/12/2021 (a)	474,055	474,600
Aramark Corp., 3.25%, 02/24/2021 (a)	995,083	992,774
Asurion Incremental, 5.00%, 05/24/2019 (a)	2,578,405	2,587,893
Brand Energy & Infrastructure Services, Inc., 4.75%, 11/26/2020 (a)	1,667,089	1,631,963
Brickman Group Ltd., LLC, 4.00%, 12/18/2020 (a)	2,834,259	2,820,526
Coinmach Corp., 4.25%, 11/14/2019 (a)	2,164,435	2,160,377
Environmental Resources Management, 5.00%, 05/16/2021 (a)	1,588,262	1,578,335
Garda World Security Corp.
Term Loan B
4.00%, 11/06/2020 (a)	637,459	636,395
Delayed Draw Term Loan
4.00%, 11/06/2020 (a)	163,071	162,799
Hertz Corp.
1.00%, 03/12/2018 (a)	616,789	611,778
4.00%, 03/12/2018 (a)	857,990	859,264
Information Resources, Inc., 4.75%, 09/30/2020 (a)	622,287	626,437
Learning Care Group (US) No. 2, Inc., 5.00%, 05/05/2021 (a)	1,221,243	1,227,728
Lineage Logistics, LLC, 4.50%, 04/07/2021 (a)	2,016,449	1,983,682
Moneygram International, Inc., 4.25%, 03/27/2020 (a)	727,588	694,847
Pods, Inc., LLC, 4.26%, 01/28/2022 (a)	1,496,250	1,511,213
Renaissance Learning, Inc., 4.50%, 04/09/2021 (a)	1,218,159	1,204,967
Sedgwick Claims Management Services, 3.75%, 03/01/2021 (a)	1,481,432	1,462,381
The ServiceMaster Co., LLC, 4.25%, 07/01/2021 (a)	1,572,487	1,574,948
TransUnion, LLC, 3.75%, 04/09/2021 (a)	913,875	907,733
		28,559,538

TECHNOLOGY - 5.17%
Avago Technologies Cayman Ltd., 3.75%, 05/06/2021 (a)	1,397,929	1,401,731
Avaya, Inc., 4.68%, 10/24/2017 (a)	484,158	481,391
BMC Foreign Holding Co., 5.00%, 09/10/2020 (a)	706,284	669,208
BMC Software Finance, Inc., 5.00%, 09/10/2020 (a)	419,432	396,036
Dell International, LLC, 4.00%, 04/29/2020 (a)	2,850,000	2,855,087
Entegris, Inc., 3.50%, 04/30/2021 (a)	362,880	361,823
First Data Corp., 3.66%, 03/23/2018 (a)	794,082	792,450
Greeneden U.S. Holdings II, LLC, 4.00%, 02/10/2020 (a)	1,205,823	1,201,802
Infor (US), Inc., 3.75%, 06/03/2020 (a)	1,661,848	1,642,288
Kronos, Inc., 4.50%, 10/30/2019 (a)	1,084,247	1,086,416
Mitel U.S. Holdings, Inc., 5.00%, 05/31/2022 (a)	1,200,000	1,209,378
Sungard Data Systems, Inc., 4.00%, 03/09/2020 (a)	562,306	562,832
TransFirst, Inc., 4.75%, 11/12/2021 (a)	1,553,948	1,554,437
TTM Technologies, Inc., 6.00%, 05/07/2021 (a)	550,000	543,125
Vantiv, LLC, 3.75%, 06/13/2021 (a)	275,321	275,838
		15,033,842

TELECOMMUNICATIONS - WIRELINE/WIRELESS - 4.04%
Altice Financing S.A., 5.25%, 01/28/2022 (a)	1,750,000	1,762,399
Communications Sales & Leasing, Inc., 5.00%, 10/01/2022 (a)	1,300,000	1,277,250
Level 3 Financing, Inc., 3.50%, 05/06/2022 (a)	2,194,082	2,181,971
Lightower Fiber Networks, 4.00%, 04/13/2020 (a)	2,235,584	2,227,200
Numericable U.S., LLC
Term Loan B1
4.50%, 05/21/2020 (a)	1,257,916	1,262,633
Term Loan B2
4.50%, 05/21/2020 (a)	1,454,009	1,459,461
Peak 10, Inc., 5.00%, 06/17/2021 (a)	915,932	918,511
Zayo Group, LLC, 3.75%, 07/02/2019 (a)	678,406	673,787
		11,763,212

	Principal	Fair
	Amount	Value
UTILITIES - ELECTRIC - 2.13%
Calpine Construction Co., LP, 3.00%, 05/04/2020 (a)	$465,500	$457,258
Calpine Corp.
4.00%, 10/30/2020 (a)	455,781	456,027
3.50%, 05/31/2022 (a)	1,600,000	1,588,799
EFS Cogen Holdings I, LLC, 3.75%, 12/17/2020 (a)	577,362	579,527
Energy Future Intermediate Holding Co., LLC, 4.25%, 06/19/2016 (a)	400,000	400,500
Sandy Creek Energy Associates, LP, 5.00%, 11/09/2020 (a)	1,197,760	1,197,976
TPF II Power, LLC, 5.49%, 09/24/2021 (a)	1,492,500	1,507,425
		6,187,512

UTILITIES - GAS - 1.23%
Azure Midstream Energy, LLC, 7.50%, 11/15/2018 (a)	1,412,938	1,409,405
Penn Products Terminals, LLC, 4.75%, 03/19/2022 (a)	1,745,625	1,752,721
Southcross Holdings, LP, 6.00%, 08/04/2021 (a)	420,750	410,057
		3,572,183
TOTAL BANK LOANS (Cost $235,368,380)		235,976,384

CORPORATE BONDS - 15.24%
AEROSPACE & DEFENSE - 0.49%
Bombardier, Inc.
7.50%, 03/15/2018 (b)(c)	500,000	525,000
7.50%, 03/15/2025 (b)(c)	1,000,000	912,500
		1,437,500
CHEMICALS - 0.59%
Chemours Co., 6.625%, 05/15/2023 (c)	700,000	679,875
Evolution Escrow Issuer, LLC, 7.50%, 03/15/2022 (c)	750,000	712,500
Momentive Performance Materials, Inc., 3.88%, 10/24/2021	350,000	315,875
		1,708,250

FINANCE - BANKING - 0.91%
CIT Group, Inc., 6.625%, 04/01/2018 (c)	2,500,000	2,659,375

FINANCE - SERVICES - 0.68%
International Lease Finance Corp., 8.75%, 03/15/2017 (a)	500,000	548,305
Quicken Loans, Inc., 5.75%, 05/01/2025 (c)	1,500,000	1,440,000
		1,988,305

HEALTHCARE - 2.18%
CHS/Community Health Systems, Inc., 8.00%, 11/15/2019	2,500,000	2,640,625
Endo Financial LLC/Endo Finco, Inc., 7.00%, 07/15/2019 (c)(d)	2,500,000	2,598,750
Tenet Healthcare Corp., 6.25%, 11/01/2018	1,000,000	1,088,750
		6,328,125

MEDIA - CABLE - 1.47%
Cablevision Systems Corp., 8.625%, 09/15/2017	2,500,000	2,731,250
DISH DBS Corp., 4.25%, 04/01/2018	1,500,000	1,530,000
		4,261,250

MEDIA DIVERSIFIED & SERVICES - 0.54%
Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/2020	1,500,000	1,569,375

METALS & MINING EXCLUDING STEEL - 0.94%
Murray Energy Corp., 11.25%, 04/15/2021	1,350,000	1,137,375
Novelis, Inc., 8.75%, 12/15/2020 (b)	1,500,000	1,593,750
		2,731,125

STEEL PRODUCERS & PRODUCTS - 0.24%
ArcelorMittal S.A., 5.125%, 06/01/2020 (b)	700,000	711,375

SUPPORT - SERVICES - 0.50%
Hertz Corp., 6.75%, 04/15/2019	1,400,000	1,448,160

	Principal	Fair
	Amount	Value
TECHNOLOGY - 0.93%

CommScope, Inc., 6.625%, 06/01/2020 (c)	$1,100,000	$1,145,375
First Data Corp.
7.375%, 06/15/2019 (c)	1,000,000	1,042,000
6.75%, 11/01/2020 (c)	500,000	529,690
		2,717,065
TELECOMMUNICATIONS - SATELLITES - 1.75%
Intelsat Jackson Holdings S.A., 7.25%, 04/01/2019 (b)	2,500,000	2,546,875
Telesat Canada/Telesat, LLC, 6.00%, 05/15/2017 (b)(c)	2,500,000	2,546,875
		5,093,750

TELECOMMUNICATIONS - WIRELINE/WIRELESS - 2.53%
Sprint Communications, Inc., 9.00%, 11/15/2018 (c)	2,525,000	2,857,694
T-Mobile USA, Inc., 6.464%, 04/28/2019	2,500,000	2,581,250
Windstream Corp., 7.875%, 11/01/2017	1,800,000	1,919,250
		7,358,194

UTILITIES - ELECTRIC - 1.49%
NRG Energy, Inc., 7.625%, 01/15/2018	2,500,000	2,746,875
Talen Energy Supply, LLC, 5.125%, 07/15/2019 (c)	1,600,000	1,576,000
		4,322,875
TOTAL CORPORATE BONDS (Cost $44,689,997)		44,334,724

		Fair
	Shares	Value
SHORT-TERM INVESTMENTS - 3.68%
Money Market Funds - 3.68%
Fidelity Government Portfolio - Institutional Class, 0.01% (a)(e)	10,689,340	$10,689,340
TOTAL SHORT-TERM INVESTMENTS (Cost $10,689,340)		10,689,340
Total Investments (Cost $290,747,717) - 100.05%		291,000,448
Liabilities in Excess of Other Assets - (0.05)%		(155,375)
TOTAL NET ASSETS - 100.00%		$290,845,073

	Percentages are stated as a percent of net assets.

(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of June 30, 2015.
(b)	U.S. traded security of a foreign issuer.
(c)	Rule 144a Security which is restricted as to resale to institutional investors. The Fund Advisor has
	deemed this security to be liquid based upon procedures approved by the Board of Trustees. As
	of June 30, 2015 the value of these investments as $19,225,634 or 6.61% of net assets.
(d)	Represents a step bond. The rate shown represents the rate as of June 30, 2015.
(e)	Rate shown is the 7-day yield as of June 30, 2015.

	The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows:

	Cost of investments	$290,747,717
	Gross unrealized appreciation	3,324,718
	Gross unrealized depreciation	(3,071,987)
	Net unrealized appreciation	$252,731

Shenkman Short Duration High Income Fund
Schedule of Investments
June 30, 2015 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS - 12.92%
AUTOMOTIVE - 0.48%
NN, Inc., 6.00%, 08/27/2021 (a)	$480,357	$483,357
The Goodyear Tire & Rubber Co., 3.75%, 04/30/2019 (a)	41,667	41,832
		525,189

BEVERAGE & FOOD - 0.64%
Allflex Holdings III, Inc., 4.25%, 07/17/2020 (a)
	696,456	695,293
CHEMICALS - 0.59%
Orion Engineered Carbons, 5.00%, 07/23/2021 (a)	496,250	497,803
Polymer Group, Inc., 5.25%, 12/31/2019 (a)	147,764	148,564
		646,367

ENVIRONMENTAL - 0.92%
Waste Industries USA, Inc., 4.25%, 02/02/2022 (a)	498,750	500,777
Wheelabrator Technologies
Term Loan B
5.00%, 12/17/2021 (a)	476,533	482,485
Term Loan C
5.00%, 12/17/2021 (a)	21,073	21,336
		1,004,598
FINANCE - INSURANCE - 0.45%
HUB International Ltd., 4.00%, 10/02/2020 (a)	497,481	494,528

FINANCE - SERVICES - 1.37%
AlixPartners LLP, 4.00%, 07/10/2020 (a)	723,183	721,263
National Financial Partners Corp., 4.50%, 07/01/2020 (a)	447,745	447,676
Virtu Financial, 5.77%, 11/8/2019 (a)	194,670	195,643
Walter Investment Management Corp., 4.75%, 12/11/2020 (a)	147,750	139,947
		1,504,529

FOOD & DRUG RETAILERS - 0.55%
BJ's Wholesale Club, Inc., 4.50%, 09/26/2019 (a)	597,484	597,819

GAMING - 1.27%
Amaya B.V., 5.00%, 08/02/2021 (a)	595,500	595,723
Aristocrat Leisure Ltd., 4.75%, 10/20/2021 (a)	586,154	589,501
Station Casinos LLC, 4.25%, 03/02/2020 (a)	204,642	204,861
		1,390,085

GENERAL INDUSTRIAL MANUFACTURING - 0.44%
Gardner Denver, Inc., 4.25%, 07/30/2020 (a)	196,500	192,011
WTG Holdings III Corp., 4.75%, 12/11/2020 (a)	295,500	295,131
		487,142

LEISURE & ENTERTAINMENT - 0.45%
Formula One Group, 4.75%, 07/30/2021 (a)	500,000	497,812

MEDIA - BROADCAST - 0.35%
Cumulus Media Holdings, Inc., 4.25%, 12/23/2020 (a)	400,000	381,000

MEDIA - CABLE - 0.50%
WideOpenWest Finance, LLC, 4.50%, 04/01/2019 (a)	547,552	547,514

MEDIA DIVERSIFIED & SERVICES - 0.50%
IMG Worldwide, Inc., 5.25%, 05/06/2021 (a)	544,500	544,568

METALS & MINING EXCLUDING STEEL - 0.38%
Murray Energy Corp., 7.50%, 04/09/2020 (a)	450,000	418,428

	Principal	Fair
	Amount	Value
NON-FOOD & DRUG RETAILERS - 0.22%
Neiman Marcus Group, Inc., 4.25%, 10/23/2020 (a)	$246,258	$245,152

PACKAGING - 0.75%
Exopack Holding Corp., 4.50%, 5/8/2019 (a)	79,541	79,822
Husky Injection Moldings Systems Ltd., 4.25%, 06/30/2021 (a)	393,437	392,127
Mauser Group, 4.50%, 07/31/2021 (a)	347,375	347,268
		819,217

PRINTING & PUBLISHING - 0.08%
McGraw Hill Global Education Holdings, LLC, 4.75%, 03/22/2019 (a)	83,658	84,085

SUPPORT - SERVICES - 1.67%
Advantage Sales & Marketing, Inc., 4.25%, 07/23/2021 (a)	497,494	495,939
Asurion LLC, 5.00%, 05/24/2019 (a)	443,204	444,835
Coinmach Service Corp., 4.25%, 11/14/2019 (a)	597,000	595,881
Interactive Data Corp., 4.50%, 05/03/2021 (a)	148,500	149,150
Moneygram International, LLC, 4.25%, 03/27/2020 (a)	146,625	140,027
		1,825,832

TECHNOLOGY - 0.18%
Dell International, LLC, 4.00%, 04/29/2020 (a)	197,500	197,852

TELECOMMUNICATIONS - WIRELINE/WIRELESS - 1.13%
Communications Sales & Leasing, Inc., 5.00%, 10/01/2022 (a)	500,000	491,250
Lightower Fiber Networks, 4.00%, 04/13/2020 (a)	147,000	146,449
Numericable U.S., LLC
Term Loan B1
4.50%, 05/21/2020 (a)	276,916	277,954
Term Loan B2
4.50%, 05/21/2020 (a)	320,084	321,284
		1,236,937
TOTAL BANK LOANS (Cost $14,113,087)		14,143,947

CORPORATE BONDS - 81.40%
AEROSPACE & DEFENSE - 1.15%
Bombardier, Inc.
7.50%, 03/15/2018 (b)(c)	450,000	472,500
5.50%, 09/15/2018 (b)(c)	500,000	497,500
4.75%, 04/15/2019 (b)(c)	150,000	146,625
Kratos Defense & Security Solutions, Inc., 7.00%, 05/15/2019	150,000	137,437
		1,254,062

AUTOMOTIVE - 4.30%
American Axle & Manufacturing, Inc., 7.75%, 11/15/2019	600,000	681,000
Chrysler Group LLC/Chrysler Group Co-Issuer, Inc., 8.25%, 06/15/2021	600,000	655,500
Fiat Chrysler Automobiles NV, 4.50%, 04/15/2020 (b)(c)	450,000	448,875
General Motors Financial Co, Inc.
2.625%, 07/10/2017	200,000	202,275
3.00%, 09/25/2017	150,000	153,091
General Motors Financial Co., Inc., 6.75%, 06/01/2018	300,000	335,110
Jaguar Land Rover Automotive PLC, 4.25%, 11/15/2019 (b)(c)	450,000	458,438
Schaeffler Holding Finance B.V., 6.25%, 11/15/2019 (b)(c)	500,000	528,750
The Goodyear Tire & Rubber Co., 8.25%, 08/15/2020	800,000	839,400
ZF North America Capital, Inc., 4.00%, 04/29/2020 (c)	400,000	401,000
		4,703,439

BEVERAGE & FOOD - 0.15%
Constellation Brands, Inc., 7.25%, 05/15/2017	50,000	54,595
Dean Foods Co., 6.90%, 10/15/2017	100,000	105,875
		160,470

	Principal	Fair
	Amount	Value
BUILDING & CONSTRUCTION - 1.04%
Lennar Corp., 4.75%, 12/15/2017	$600,000	$627,000
Standard Pacific Corp., 8.375%, 05/15/2018	450,000	515,250
		1,142,250

BUILDING MATERIALS - 2.60%
Building Materials Corporation of America, 6.75%, 05/01/2021 (c)	750,000	784,688
HD Supply, Inc., 11.00%, 04/15/2020	600,000	670,740
Nortek, Inc., 8.50%, 04/15/2021	400,000	429,000
USG Corp.
6.30%, 11/15/2016	400,000	420,500
7.875%, 03/30/2020 (c)	500,000	537,500
		2,842,428

CHEMICALS - 1.97%
Ashland, Inc., 3.875%, 04/15/2018	500,000	515,625
Polymer Group, Inc., 7.75%, 02/01/2019	903,000	932,347
PQ Corp., 8.75%, 11/01/2018 (c)	700,000	709,625
		2,157,597

CONSUMER PRODUCTS - 1.99%
Jarden Corp., 7.50%, 05/01/2017	550,000	600,875
NBTY, Inc., 9.00%, 10/01/2018	750,000	777,188
Prestige Brands, Inc., 8.125%, 02/01/2020	750,000	804,375
		2,182,438

ENVIRONMENTAL - 0.99%
Casella Waste Systems, Inc., 7.75%, 02/15/2019 (d)	450,000	456,750
Covanta Holding Corp., 7.25%, 12/01/2020	600,000	632,250
		1,089,000

FINANCE - BANKING - 2.36%
Ally Financial, Inc.
5.50%, 02/15/2017	50,000	52,250
6.25%, 12/01/2017	600,000	642,000
4.75%, 09/10/2018	625,000	646,094
CIT Group, Inc.
5.00%, 05/15/2017	700,000	723,590
5.25%, 03/15/2018	250,000	259,063
6.625%, 04/01/2018 (c)	250,000	265,937
		2,588,934
FINANCE - SERVICES - 3.23%
AerCap Aviation Solutions B.V., 6.38%, 05/30/2017 (b)	600,000	636,750
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.25%, 07/01/2020 (b)	550,000	551,031
Aircastle Ltd.
6.75%, 04/15/2017 (b)	550,000	587,125
4.625%, 12/15/2018 (b)	300,000	309,750
International Lease Finance Corp.
5.75%, 05/15/2016	50,000	51,313
8.75%, 03/15/2017 (a)	100,000	109,661
7.125%, 09/01/2018 (c)	225,000	251,437
Nationstar Mortgage, LLC/Nationstar Capital Corp.
6.50%, 08/01/2018	100,000	100,375
9.625%, 05/01/2019	50,000	53,313
Navient Corp., 5.50%, 01/15/2019	250,000	255,530
Springleaf Finance Corp.
5.40%, 12/01/2015	100,000	101,125
6.90%, 12/15/2017	500,000	531,250
		3,538,660
FORESTRY & PAPER - 0.44%
Boise Cascade Co., 6.375%, 11/01/2020	450,000	476,437

	Principal	Fair
	Amount	Value
GAMING - 3.20%
GLP Capital LP/GLP Financing II, Inc., 4.375%, 11/01/2018	$225,000	$232,031
Isle of Capri Casinos, Inc., 8.875%, 06/15/2020	500,000	542,500
MGM Resorts International
7.50%, 06/01/2016	750,000	783,750
7.625%, 01/15/2017	500,000	534,375
Peninsula Gaming, LLC, 8.375%, 02/15/2018 (c)	550,000	575,438
Pinnacle Entertainment, Inc., 7.50%, 04/15/2021	515,000	547,831
Scientific Games Corp., 8.125%, 09/15/2018	300,000	285,000
		3,500,925

GENERAL INDUSTRIAL MANUFACTURING - 1.43%
Case New Holland Industrial, Inc., 7.875%, 12/01/2017	500,000	550,000
CNH Industrial America, LLC
7.25%, 01/15/2016	250,000	256,250
6.25%, 11/01/2016	675,000	703,688
SPX Corp., 6.875%, 09/01/2017	50,000	54,125
		1,564,063

HEALTHCARE - 11.44%
Alere, Inc., 7.25%, 07/01/2018	850,000	893,562
Capsugel S.A., 7.00%, 05/15/2019 (b)(c)	300,000	305,847
CHS/Community Health Systems, Inc.
5.125%, 08/15/2018	500,000	513,750
8.00%, 11/15/2019	400,000	422,500
Endo Finance, LLC/Endo Finco, Inc.
7.00%, 07/15/2019 (c)(e)	550,000	571,725
7.00%, 12/15/2020 (c)	875,000	922,031
Fresenius US Finance II, Inc., 9.00%, 07/15/2015 (c)	500,000	501,112
HCA Holdings, Inc., 6.50%, 02/15/2016	800,000	826,496
IASIS Healthcare, LLC/IASIS Capital Corp., 8.375%, 05/15/2019	675,000	700,312
Jaguar Holding Co. I, 9.375%, 10/15/2017 (a)(c)	800,000	818,960
Mallinckrodt International Finance S.A.
3.50%, 04/15/2018 (b)	425,000	428,188
4.875%, 04/15/2020 (b)(c)	450,000	459,585
MedAssets, Inc., 8.00%, 11/15/2018	506,000	525,248
Service Corp. International,
7.00%, 06/15/2017	600,000	648,000
7.625%, 10/01/2018	100,000	114,500
Tenet Healthcare Corp.
6.25%, 11/01/2018	600,000	653,250
5.00%, 03/01/2019 (c)	250,000	250,938
3.786%, 06/15/2020 (a)(c)	600,000	606,000
United Surgical Partners International, Inc., 9.00%, 04/01/2020	400,000	427,000
Universal Health Services, Inc., 7.125%, 06/30/2016	100,000	105,875
VPI Escrow Corp., 6.375%, 10/15/2020 (c)	150,000	158,344
VPII Escrow Corp., 6.75%, 08/15/2018 (b)(c)	1,150,000	1,208,219
VRX Escrow Corp., 5.375%, 03/15/2020 (b)(c)	450,000	465,750
		12,527,192

LEISURE & ENTERTAINMENT - 0.87%
Live Nation Entertainment, Inc., 7.00%, 09/01/2020 (c)	700,000	747,250
Royal Caribbean Cruises Ltd., 7.25%, 06/15/2016 (b)	200,000	209,282
		956,532

MEDIA - BROADCAST - 1.85%
Cumulus Media Holdings, Inc., 7.75%, 05/01/2019	300,000	276,375
Entercom Radio LLC, 10.50%, 12/01/2019	350,000	377,125
Gannett Co., Inc., 7.125%, 09/01/2018	300,000	307,875
Gray Television, Inc., 7.50%, 10/01/2020	500,000	531,875
Nexstar Broadcasting, Inc., 6.875%, 11/15/2020	500,000	531,875
		2,025,125

	Principal	Fair
	Amount	Value
MEDIA - CABLE - 4.34%
Cablevision Systems Corp.
8.625%, 09/15/2017	$450,000	$491,625
7.75%, 04/15/2018	300,000	324,750
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 01/15/2019	246,000	255,840
7.375%, 06/01/2020	200,000	211,750
6.50%, 04/30/2021	500,000	524,063
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 09/15/2020 (c)	450,000	448,650
CSC Holdings, LLC, 7.625%, 07/15/2018	200,000	219,500
DISH DBS Corp.
7.125%, 02/01/2016	300,000	308,250
4.25%, 04/01/2018	750,000	765,000
STARZ, LLC/STARZ Financial Corp., 5.00%, 09/15/2019	650,000	659,750
UPCB Finance V Ltd., 7.25%, 11/15/2021 (b)(c)	495,000	537,075
		4,746,253

MEDIA DIVERSIFIED & SERVICES - 1.27%
Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/2020	450,000	470,813
IAC/InterActiveCorp, 4.875%, 11/30/2018	400,000	414,000
MDC Partners, Inc., 6.75%, 04/01/2020 (b)(C)	500,000	500,000
		1,384,813

METALS & MINING EXCLUDING STEEL - 1.22%
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/2019	175,000	149,187
Novelis, Inc.
8.375%, 12/15/2017 (b)	200,000	207,500
8.75%, 12/15/2020 (b)	925,000	982,813
		1,339,500

NON-FOOD & DRUG RETAILERS - 1.35%
Family Tree Escrow LLC, 5.25%, 03/01/2020 (c)	450,000	473,062
Jo-Ann Stores, Inc., 8.125%, 03/15/2019 (c)	150,000	141,938
Sally Holdings, LLC/Sally Capital, Inc., 6.875%, 11/15/2019	825,000	866,250
		1,481,250

OIL & GAS - 4.60%
CGG Veritas, 7.75%, 05/15/2017 (b)(d)	40,000	39,000
Chesapeake Energy Corp.
3.25%, 03/15/2016	200,000	199,375
6.50%, 08/15/2017	600,000	617,250
7.25%, 12/15/2018	475,000	491,625
3.48%, 04/15/2019 (a)	200,000	183,500
Exterran Holdings, Inc., 7.25%, 12/01/2018 (d)	500,000	518,750
Kodiak Oil & Gas Corp., 8.125%, 12/01/2019 (b)	975,000	1,025,578
Linn Energy, LLC/Linn Energy Finance Corp., 8.625%, 04/15/2020	500,000	412,605
QEP Resources, Inc., 6.05%, 09/01/2016	150,000	152,250
Seadrill Ltd., 6.125%, 09/15/2017 (b)(c)(e)	250,000	220,625
SESI, LLC, 6.375%, 05/01/2019	350,000	357,700
Seventy Seven Operating, LLC, 6.625%, 11/15/2019	200,000	159,000
Trinidad Drilling Ltd., 7.875%, 01/15/2019 (b)(c)	500,000	502,500
WPX Energy, Inc., 5.25%, 01/15/2017	150,000	154,125
		5,033,883

	Principal	Fair
	Amount	Value
PACKAGING - 2.72%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 3.27%, 12/15/2019 (a)(b)(c)	$400,000	$390,500
Beverage Packaging Holdings Luxembourg II S.A./
Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/2016 (b)(c)	150,000	150,281
Crown Americas LLC / Crown Americas Capital Corp III, 6.25%, 02/01/2021	500,000	523,750
Exopack Holding Corp., 10.00%, 06/01/2018 (c)	204,000	215,220
Greif, Inc.. 6.75%, 02/01/2017	250,000	263,125
Owens-Brockway Glass Container, Inc., 7.375%, 05/15/2016	224,000	235,480
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu
8.50%, 05/15/2018	300,000	306,375
6.875%, 02/15/2021	850,000	890,375
		2,975,106
REAL ESTATE DEVELOPMENT & MANAGEMENT - 0.87%
Realogy Group, LLC, 7.625%, 01/15/2020 (c)	900,000	957,600

STEEL PRODUCERS & PRODUCTS - 0.55%
ArcelorMittal S.A., 6.00%, 08/05/2020 (b)(e)	250,000	262,187
United States Steel Corp., 6.05%, 06/01/2017	325,000	339,625
		601,812

SUPPORT - SERVICES - 7.01%
Alliance Data Systems Corp., 5.25%, 12/01/2017 (c)	543,000	563,362
Aramark Services, Inc., 5.75%, 03/15/2020	1,025,000	1,072,022
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 4.875%, 11/15/2017	350,000	359,625
Carlson Travel Holdings, Inc., 7.50%, 08/15/2019 (c)	200,000	203,500
FTI Consulting, Inc., 6.75%, 10/01/2020	644,000	670,565
Geo Group, Inc., 6.625%, 02/15/2021	450,000	472,500
Hertz Corp., 6.75%, 04/15/2019	1,350,000	1,396,440
Interactive Data Corp., 5.875%, 04/15/2019 (c)	150,000	151,500
Iron Mountain, Inc., 7.75%, 10/01/2019	975,000	1,021,312
Safway Group Holdings, 7.00%, 05/15/2018 (c)	475,000	487,963
ServiceMaster Co., 7.00%, 08/15/2020	850,000	902,063
TransUnion Holding Co., Inc., 9.625%, 06/15/2018	100,000	100,405
United Rentals North America, Inc., 7.3875, 05/15/2020	250,000	267,998
		7,669,255

TECHNOLOGY - 4.20%
Alcatel-Lucent USA, Inc., 8.875%, 01/01/2020 (c)	500,000	545,625
CommScope, Inc.
6.625%, 06/01/2020 (c)	600,000	624,750
4.375%, 06/15/2020 (c)	225,000	227,812
First Data Corp.
7.375%, 06/15/2019 (c)	675,000	703,350
6.75%, 11/01/2020 (c)	550,000	582,659
8.25%, 01/15/2021 (c)	500,000	528,750
NXP BV/NXP Funding, LLC, 4.125%, 06/15/2020 (b)(c)	450,000	454,500
SunGard Data Systems, Inc.
7.375%, 11/15/2018	99,000	102,639
7.625%, 11/15/2020	775,000	812,781
Syniverse Holdings, Inc., 9.125%, 01/15/2019	15,000	13,275
		4,596,141

TELECOMMUNICATIONS - SATELLITES - 2.77%
Hughes Satellite Systems Corp., 6.50%, 06/15/2019	607,000	660,871
Intelsat Jackson Holdings S.A., 7.25%, 04/01/2019 (b)	950,000	967,813
Telesat Canada/Telesat LLC, 6.00%, 05/15/2017 (b)(c)	700,000	713,125
ViaSat, Inc., 6.875%, 06/15/2020	650,000	689,000
		3,030,809

	Principal	Fair
	Amount	Value
TELECOMMUNICATIONS - WIRELINE/WIRELESS - 5.30%
CenturyLink, Inc., 6.00%, 04/01/2017	$100,000	$104,625
Frontier Communications Corp., 8.25%, 04/15/2017	600,000	647,250
Level 3 Financing, Inc.
3.914%, 01/15/2018 (a)	150,000	151,125
7.00%, 06/01/2020	625,000	664,844
8.625%, 07/15/2020	650,000	696,280
Numericable Group S.A., 4.875%, 05/15/2019 (b)(c)	200,000	198,500
SBA Communications Corp., 5.625%, 10/01/2019	459,000	479,081
Sprint Communications, Inc.
6.00%, 12/01/2016	100,000	102,937
8.375%, 08/15/2017	25,000	27,125
9.00%, 11/15/2018 (c)	850,000	961,996
T-Mobile USA, Inc., 6.464%, 04/28/2019	1,175,000	1,213,188
Wind Acquisition Finance SA, 6.50%, 04/30/2020 (b)(c)	400,000	419,500
Windstream Corp., 7.875%, 11/01/2017	125,000	133,281
		5,799,732

TRANSPORTATION EXCLUDING AIR & RAIL - 0.44%
XPO Logistics, Inc., 7.875%, 09/01/2019 (c)	450,000	482,558

UTILITIES - ELECTRIC - 1.95%
AES Corp., 3.26%, 06/01/2019 (a)	650,000	651,625
Dynegy, Inc., 6.75%, 11/01/2019 (c)	200,000	209,100
NRG Energy, Inc.
7.625%, 01/15/2018	500,000	549,375
8.25%, 09/01/2020	225,000	236,250
Talen Energy Supply, LLC, 5.125%, 07/15/2019 (c)	500,000	492,500
		2,138,850

UTILITIES - GAS - 3.80%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 05/20/2020	250,000	264,375
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 08/20/2019	575,000	587,937
NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/2019	300,000	300,750
NuStar Logistics LP, 7.65%, 04/15/2018 (e)	750,000	835,312
Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp., 8.375%, 06/01/2020	350,000	380,188
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.38%, 08/01/2021	400,000	429,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.625%, 10/01/2020 (c)	750,000	783,750
Tesoro Logistics, LP, 5.50%, 10/15/2019 (c)	550,000	573,375
		4,154,687
TOTAL CORPORATE BONDS (Cost $89,355,586)		89,101,801

		Fair
	Shares	Value
SHORT-TERM INVESTMENTS - 3.74%
Money Market Funds - 3.74%
Fidelity Government Portfolio - Institutional Class, 0.01% (a)(f)	4,095,274	$4,095,274
TOTAL SHORT-TERM INVESTMENTS (Cost $4,095,274)		4,095,274
Total Investments (Cost $107,563,947) - 98.06%		107,341,022
Other Assets in Excess of Liabiliies - 1.94%		2,127,694
TOTAL NET ASSETS - 100.00%		$109,468,716

	Percentages are stated as a percent of net assets.

(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of June 30, 2015.
(b)	U.S. traded security of a foreign issuer.
(c)	Rule 144a Security which is restricted as to resale to institutional investors. The Fund Advisor has
	deemed these securities to be liquid based upon procedures approved by the Board of Trustees. As
	of June 30, 2015 the value of these investments as $26,950,762 or 24.62% of net assets.
(d)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of
	June 30, 2015 the value of these investements was $1,014,500 or 0.93% of total assets
(e)	Represents a step bond. The rate shown represents the rate as of June 30, 2015.
(f)	Rate shown is the 7-day yield as of June 30, 2015.

	The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows:

		Cost of investments	$107,563,947
		Gross unrealized appreciation	505,481
		Gross unrealized depreciation	(728,406)
		Net unrealized appreciation	$(222,925)

Summary of Fair Value Measurements at June 30, 2015 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Bank Loan Obligations - Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy

Short-Term Securities - Short-term securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked price.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Funds' Board of Trustees ("Board") as reflecting fair value. Each Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds' Board as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Funds' investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Funds' Board.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that a Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the
Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair value securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' securities as of June 30, 2015:

Shenkman Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan Obligations	$-	$235,976,384	$-	$235,976,384
Corporate Bonds	-	44,334,724		44,334,724
Total Fixed Income Income	-	280,311,108	-	280,311,108
Short-Term Investments	10,689,340	-	-	10,689,340
Total Investments	$10,689,340	$280,311,108	$-	$291,000,448

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels at June 30, 2015. There were no level 3 securities held in the Fund during the period ended June 30, 2015.

Shenkman Short Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan Obligations	$-	$14,143,947	$-	$14,143,947
Corporate Bonds	-	89,101,801		89,101,801
Total Fixed Income	-	103,245,748	-	103,245,748
Short-Term Investments	4,095,274	-	-	4,095,274
Total Investments	$4,095,274	$103,245,748	$-	$107,341,022

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels at June 30, 2015. There were no level 3 securities held in the Fund during the period ended June 30, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) */s/ Douglas G. Hess
                                           Douglas G. Hess, President

Date  8/31/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) */s/ Douglas G. Hess
                                           Douglas G. Hess, President

Date 8/31/2015

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date 8/31/2015

* Print the name and title of each signing officer under his or her signature.